Sales revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of sales revenue [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31,
Description	2024	2023	2022

Passenger revenue	18,125,685	17,229,732	15,020,757
Other revenues	1,506,303	1,487,286	1,513,582
Total	19,631,988	18,717,018	16,534,339
Taxes levied
Passenger revenue (a)	(2,550)	(2,004)	(425,812)
Other revenues	(103,230)	(160,589)	(160,460)
Total taxes (a)	(105,780)	(162,593)	(586,272)
Total revenue	19,526,208	18,554,425	15,948,067

(a)As of January 1, 2023, the PIS and COFINS rates on revenues arising from regular passenger air transport activities were reduced to zero, in accordance with Law 14,592/2023.

Disclosure of revenue by geographical location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2024	2023	2022

Domestic revenue	16,084,172	14,675,974	13,013,202
Foreign revenue	3,442,036	3,878,451	2,934,865
Total revenue	19,526,208	18,554,425	15,948,067